CONVERTIBLE DEBT ARRANGEMENTS	6 Months Ended	12 Months Ended
	Dec. 31, 2021	Jun. 30, 2021
Convertible Debt Arrangements
CONVERTIBLE DEBT ARRANGEMENTS

NOTE 7: CONVERTIBLE DEBT ARRANGEMENTS

JMJ Financial

At December 31, 2021 and June 30, 2021, the amount recorded in current liabilities for this one convertible note and accrued interest thereon due to JMJ Financial was $235,925 and $226,704, respectively. During the six months ended December 31, 2021 and 2020 the Company recorded $9,221 and $8,514, respectively, of interest for the outstanding convertible note.

At December 31, 2021 and June 30, 2021, the aggregate remaining amount of convertible securities held by JMJ could be converted into 11,796 and 11,335 shares, respectively, with a conversion price of $20.

Accredited Investors

Evergreen Agreement

On April 6, 2021, the Company entered into a Securities Purchase Agreement (“Agreement”) with Evergreen Capital Management LLC (the “Investor”), pursuant to which the Company sold to the Investor an aggregate of up to $2,040,000 in aggregate subscription amount of notes and warrants to purchase an aggregate of 11,730,000 shares of Common Stock in two (2) tranches (each a “Tranche”), with the first Tranche of $1,540,000 in subscription amount of notes (to purchase an aggregate of $1,771,000 in principal amount of notes) and warrants to purchase an aggregate of 8,855,000 shares of Common Stock being closed on upon execution of this Agreement. The closing for the second Tranche of $500,000 in subscription amount of notes (to purchase an aggregate of $575,000 in principal amount of notes) and warrants to purchase an aggregate of 2,875,000 shares of Common Stock will occur within three (3) business days after the later of (i) the filing by the Company of a Registration Statement on Form S-1 for the sale of Common Stock that will be listed on a national securities exchange, or (ii) the thirtieth (30th) day following the closing of the first Tranche. The first and second Tranches closed and funded on April 6, 2021 and May 3, 2021, respectively.

mPHASE TECHNOLOGIES, INC.

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

FOR THE SIX MONTHS ENDED DECEMBER 31, 2021 AND 2020

(UNAUDITED)

NOTE 7: Convertible Debt Arrangements (continued)

The Notes mature on April 6, 2022 and May 3, 2022, bears interest at the rate of 5% per annum and are convertible at any time upon the option of the Investor into shares of Common Stock at a conversion price equal to $0.20 per share or, upon the occurrence and during the continuance of an Event of Default (as defined in the Note), if lower, at a conversion price equal to 75% of the lowest daily volume-weighted average price (“VWAP”) of the Common Stock during the 20 consecutive trading days immediately preceding the applicable conversion date. The Company has the right to prepay all or any portion of the outstanding balance of the Note in an amount equal to 115% or 120%, depending on whether such repayment is made before or after November 5, 2021, multiplied by the portion of the outstanding balance to be prepaid. The Company is required to prepay all or any portion of the outstanding balance of the Note upon the occurrence of a Qualified Financing (as defined in the Note). If at any time while the Note is outstanding, the Company completes any single Future Transaction (as defined in the Note), the Investor may, in its sole discretion, elect to apply all, or any portion, of the then outstanding principal amount of this Note and any accrued but unpaid interest, as purchase consideration for such Future Transaction.

The Warrants are exercisable at a purchase price of $0.20 per share at any time on or prior to April 6, 2025 and May 3, 2025, and may be exercised on a cashless basis, beginning on the six-month anniversary of the Effective Date, if the shares of Common Stock underlying the Warrants are not then registered under the Securities Act of 1933, as amended (the “Securities Act”). On January 31, 2022, the Investor agreed to not convert, tender for conversion or otherwise take steps toward the conversion of either of the Notes to Common Stock until the earlier of (a) May 1, 2022 or (b) the date on which the Common Stock commences trading on the Nasdaq Stock Market or another national stock exchange. The Investor will not have the right to exercise the Warrants if the Investor, together with its affiliates, would beneficially own in excess of 4.99% of the number of shares of the Common Stock outstanding immediately after giving effect to its conversion and under no circumstances may exercise the Warrants if the Investor, together with its affiliates, would beneficially own in excess of 9.99% of the number of shares of the Common Stock outstanding immediately after giving effect to its exercise.

The Securities Purchase Agreement (the “SPA”) contains customary representations, warranties and agreements by the Company, customary conditions to closing, indemnification obligations of the Company, other obligations of the parties thereto, and termination provisions.

In connection herewith, the Company recorded an original issue discount of $306,000 and deferred financing costs of $42,500. The original issue discount and deferred financing costs are being amortized over the term of the note. At December 31, 2021, the aggregate balance of the convertible promissory note and accrued interest was $1,927,988. At December 31, 2021, the aggregate balance of the convertible promissory note, net of original issue discount and deferred financing costs was $1,387,297. During October 2021 and December 2021, an aggregate of $500,000 of outstanding principal was converted into an aggregate of 2,500,000 shares of the Company’s Common Stock. The company recorded an aggregate loss on extinguishment of debt of $166,625 as a result of the Company issuing shares of its Common Stock to satisfy the outstanding principal conversions.

Investors’ Agreement

On May 4, 2021, the Company entered into a Securities Purchase Agreement (the “SPA”) with two accredited investors (the “Investors”), pursuant to which the Company sold to the Investors an aggregate of up to $2,550,000 in Aggregate Subscription Amount of Notes and Warrants to acquire an aggregate of 15,000,000 shares of Common Stock in two tranches (each a “Tranche”), with the first Tranche of $1,924,999 in subscription Amount of Notes (to sell an aggregate of $2,264,706 in principal amount of Notes) and Warrants to acquire an aggregate of 11,323,529, shares of Common Stock being closed on upon execution of the SPA. The closing for the second tranche for $625,001 in Subscription Amount Notes (to sell an aggregate of $735,294 in principal amount of Notes) and Warrants to acquire an aggregate of 3,676,471 shares of Common Stock will occur within three (3) business days after the later of (i) the filing of a Registration Statement on Form S-1 for the sale of Common Stock that will be listed on a national securities exchange or (ii) the thirtieth (30th) day following the closing of the first Tranche. The first and second Tranches closed and funded on May 3, 2021 and June 30, 2021, respectively. The Company received a portion of the proceeds related to the second Tranche on July 1, 2021.

mPHASE TECHNOLOGIES, INC.

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

FOR THE SIX MONTHS ENDED DECEMBER 31, 2021 AND 2020

(UNAUDITED)

NOTE 7: Convertible Debt Arrangements (continued)

The Notes mature on May 4, 2022 and June 30, 2022, bear interest at the rate of 5% per annum and are convertible at any time upon the option of the Investors into shares of Common Stock at a conversion price equal to $0.20 per share. The Company has the right to prepay all or any portion of the outstanding balance of the Notes in an amount equal to 115% or 120%, depending on whether such repayment is made before November 5, 2021 or after November 5, 2021, respectively, multiplied by the portion of the outstanding balance to be prepaid.

The Warrants are exercisable at a purchase price of $0.20 per share at any time on or prior to May 4, 2025 and June 30, 2025, and may be exercised on a cashless basis, beginning on the six-month anniversary of the Effective Date, if the shares of Common Stock underlying the Warrants are not then registered under the Securities Act.

The SPA contains customary representations, warranties and agreements by the Company, customary conditions to closing, indemnification obligations of the Company, other obligations of the parties thereto, and termination provisions.

In connection herewith, the Company recorded an original issue discount of $447,237 and deferred financing costs of $10,000. The original issue discount and deferred financing costs are being amortized over the term of the note. At December 31, 2021, the aggregate balance of the convertible promissory note and accrued interest was $3,075,146. At December 31, 2021, the aggregate balance of the convertible promissory note, net of original issue discount and deferred financing costs was $2,135,337.

At December 31, 2021 and June 30, 2021, there was $4,832,616 and $5,143,795 of convertible notes payable outstanding, net of discounts of $1,304,993 and $3,157,759, respectively.

During the six months ended December 31, 2021 and 2020, amortization of original issue discount, deferred financing costs, and debt discounts amounted to $2,077,049 and $494,184, respectively.

During the six months ended December 31, 2021, $500,000 of convertible notes were converted into 2,500,000 shares of the Company’s Common Stock. During the six months ended December 31, 2020, $288,182 of convertible notes, including fees and interest, were converted into 16,331,766 shares of the Company’s Common Stock.

At December 31, 2021, the Company was in compliance with the terms of the Accredited Investors convertible promissory notes.

mPHASE TECHNOLOGIES, INC.

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

FOR THE SIX MONTHS ENDED DECEMBER 31, 2021 AND 2020

(UNAUDITED)

NOTE 7: Convertible Debt Arrangements (continued)

Notes payable under convertible debt and debenture agreements, net is comprised of the following:

	December 31,	June 30,
	2021	2021
JMJ Financial	$109,000	$109,000
Accredited Investors	4,832,616	5,148,795
Unamortized OID, deferred financings costs, and debt discounts	(1,304,993)	(3,157,759)
Total convertible debt arrangements, net	$3,636,623	$2,100,036

At December 31, 2021 and June 30, 2021, the outstanding balances are reflected as current liabilities within our consolidated balance sheets. At December 31, 2021 and June 30, 2021, accrued interest on these convertible notes of $303,207 and $162,271, respectively, is included within accrued expenses of the consolidated balance sheets.

NOTE 10: CONVERTIBLE DEBT ARRANGEMENTS

JMJ Financial

At June 30, 2021 and 2020, the amount recorded in current liabilities for the one convertible note and accrued interest thereon due to JMJ Financial was $226,704 and $209,330, respectively. During the fiscal years ended June 30, 2021 and 2020 the Company recorded $17,374 and $16,043, respectively of interest for the outstanding convertible note.

At June 30, 2021 and 2020, the aggregate remaining amount of convertible securities held by JMJ could be converted into 11,335 and 10,466 shares, respectively, with a conversion price of $20.

Accredited Investors

On July 24, 2020, the Company entered into a securities purchase agreement with an accredited investor (“Lender 1”) and issued an 8% convertible promissory note in the principal amount of $105,000 (including a $5,000 original issue discount) to the Lender 1 with a maturity date of July 24, 2021. On July 27, 2020, the Company received net proceeds in the amount of $95,000 as a result of $5,000 being paid to reimburse the Lender 1 for legal and due diligence fees incurred with respect to this securities purchase agreement and convertible promissory note. This convertible debenture converts at 60% of the lowest closing price during the 20 days prior to conversion. Due to the variable conversion provisions contained in the convertible promissory note, the Company accounted for this conversion feature as a derivative liability. In connection herewith, the Company recorded a derivative liability of $175,000, original issue discount of $5,000, deferred financing costs of $5,000 and debt discount of $95,000. The original issue discount, deferred financing costs and debt discount were being amortized over the term of the note. During January 2021, the Company paid-off the aggregate balance of the convertible promissory note, including accrued interest and prepayment amount.

On July 31, 2020, the Company entered into a securities purchase agreement with an accredited investor (“Lender 2”) and issued an 8% convertible promissory note in the principal amount of $68,000 to the Lender 2 with a maturity date of July 31, 2021. On August 6, 2020, the Company received net proceeds in the amount of $65,000 as a result of $3,000 being paid to reimburse the Lender 2 for legal and due diligence fees incurred with respect to this securities purchase agreement and convertible promissory note. This convertible debenture converts at 62% of the lowest trading price during the 20 days prior to conversion. Due to the variable conversion provisions contained in the convertible promissory note, the Company accounted for this conversion feature as a derivative liability. In connection herewith, the Company recorded a derivative liability of $102,228, deferred financing costs of $3,000 and debt discount of $65,000. The deferred financing costs and debt discount were being amortized over the term of the note. During January 2021, the Company paid-off the aggregate balance of the convertible promissory note, including accrued interest and prepayment amount.

On August 19, 2020, the Company entered into a securities purchase agreement with an accredited investor (“Lender 3”) and issued an 8% convertible promissory note in the principal amount of $99,225 (including a $4,725 original issue discount) to the Lender 3 with a maturity date of August 19, 2021. On August 20, 2020, the Company received net proceeds in the amount of $90,000 as a result of $4,500 being paid to reimburse the Lender 3 for legal and due diligence fees incurred with respect to this securities purchase agreement and convertible promissory note. This convertible debenture converts at 60% of the lowest closing price during the 20 days prior to conversion. Due to the variable conversion provisions contained in the convertible promissory note, the Company accounted for this conversion feature as a derivative liability. In connection herewith, the Company recorded a derivative liability of $161,856, original issue discount of $4,725, deferred financing costs of $4,500 and debt discount of $86,400. The original issue discount, deferred financing costs and debt discount were being amortized over the term of the note. On February 17, 2021, the Company entered into a settlement agreement (the “Settlement Agreement”) with Lender 3 whereby the variable conversion provision within the convertible promissory note was amended and replaced with a fixed conversion price of $0.10 per share. On February 19, 2021, the aggregate outstanding principal and accrued interest of $103,292 was converted into an aggregate of 1,032,918 shares of the Company’s Common Stock, fully satisfying this obligation. The Company recorded an aggregate loss on extinguishment of debt of $121,659 as a result of the Company issuing shares of its Common Stock to satisfy this obligation.

mPHASE TECHNOLOGIES, INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED JUNE 30, 2021 AND 2020

NOTE 10: Convertible Debt Arrangements (continued)

On August 20, 2020, the Company entered into a securities purchase agreement with an accredited investor (“Lender 4”) and issued an 8% convertible promissory note in the principal amount of $63,000 to the Lender 4 with a maturity date of August 20, 2021. On August 21, 2020, the Company received net proceeds in the amount of $60,000 as a result of $3,000 being paid to reimburse the Lender 4 for legal and due diligence fees incurred with respect to this securities purchase agreement and convertible promissory note. This convertible debenture converts at 62% of the lowest trading price during the 20 days prior to conversion. Due to the variable conversion provisions contained in the convertible promissory note, the Company accounted for this conversion feature as a derivative liability. In connection herewith, the Company recorded a derivative liability of $101,996, deferred financing costs of $3,000 and debt discount of $60,000. The deferred financing costs and debt discount were being amortized over the term of the note. During February 2021, the Company paid-off the aggregate balance of the convertible promissory note, including accrued interest and prepayment amount.

On August 27, 2020, the Company entered into a securities purchase agreement with an accredited investor (“Lender 5”) and issued an 8% convertible promissory note in the principal amount of $105,000 (including a $5,000 original issue discount) to the Lender 5 with a maturity date of August 27, 2021. On August 28, 2020, the Company received net proceeds in the amount of $96,000 as a result of $4,000 being paid to reimburse the Lender 5 for legal and due diligence fees incurred with respect to this securities purchase agreement and convertible promissory note. This convertible debenture converts at the lower of i) $0.03 per share or ii) 62% of the lowest closing price during the 20 days prior to conversion. Due to the variable conversion provisions contained in the convertible promissory note, the Company accounted for this conversion feature as a derivative liability. In connection herewith, the Company recorded a derivative liability of $176,129, original issue discount of $5,000, deferred financing costs of $4,000 and debt discount of $92,200. The original issue discount, deferred financing costs and debt discount were being amortized over the term of the note. During February 2021, the Company paid-off the aggregate balance of the convertible promissory note, including accrued interest and prepayment amount.

On August 31, 2020, the Company entered into a securities purchase agreement with an accredited investor (“Lender 6”) and issued an 8% convertible promissory note in the principal amount of $68,000 to the Lender 6 with a maturity date of August 31, 2021. On September 1, 2020, the Company received net proceeds in the amount of $65,000 as a result of $3,000 being paid to reimburse the Lender 6 for legal and due diligence fees incurred with respect to this securities purchase agreement and convertible promissory note. This convertible debenture converts at 62% of the lowest trading price during the 20 days prior to conversion. Due to the variable conversion provisions contained in the convertible promissory note, the Company accounted for this conversion feature as a derivative liability. In connection herewith, the Company recorded a derivative liability of $112,459, deferred financing costs of $3,000 and debt discount of $65,000. The deferred financing costs and debt discount were being amortized over the term of the note. During February 2021, the Company paid-off the aggregate balance of the convertible promissory note, including accrued interest and prepayment amount.

On January 25, 2021, the Company entered into a securities purchase agreement with an accredited investor (“Lender 7”) and issued an 8% convertible promissory note in the principal amount of $140,000 (including a $14,000 original issue discount) to the Lender 7 with a maturity date of January 25, 2022. On January 26, 2021, the Company received net proceeds in the amount of $120,000 as a result of $6,000 being paid to reimburse the Lender 7 for legal and due diligence fees incurred with respect to this securities purchase agreement and convertible promissory note. This convertible debenture converts at 60% of the lowest closing price during the 15 days prior to conversion. Due to the variable conversion provisions contained in the convertible promissory note, the Company accounted for this conversion feature as a derivative liability. In connection herewith, the Company recorded a derivative liability of $656,325, original issue discount of $14,000, deferred financing costs of $10,800 and debt discount of $115,200. The original issue discount, deferred financing costs and debt discount were being amortized over the term of the note. During May 2021, the Company paid-off the aggregate balance of the convertible promissory note, including accrued interest and prepayment amount.

mPHASE TECHNOLOGIES, INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED JUNE 30, 2021 AND 2020

NOTE 10: Convertible Debt Arrangements (continued)

On January 26, 2021, the Company entered into a securities purchase agreement with an accredited investor (“Lender 8”) and issued an 8% convertible promissory note in the principal amount of $118,500 to the Lender 8 with a maturity date of January 26, 2022. On January 27, 2021, the Company received net proceeds in the amount of $115,000 as a result of $3,500 being paid to reimburse the Lender 8 for legal and due diligence fees incurred with respect to this securities purchase agreement and convertible promissory note. This convertible debenture converts at 62% of the lowest trading price during the 20 days prior to conversion. Due to the variable conversion provisions contained in the convertible promissory note, the Company accounted for this conversion feature as a derivative liability. In connection herewith, the Company recorded a derivative liability of $568,609, deferred financing costs of $3,500 and debt discount of $115,000. The deferred financing costs and debt discount were being amortized over the term of the note. During April 2021, the Company paid-off the aggregate balance of the convertible promissory note, including accrued interest and prepayment amount.

On February 10, 2021, the Company entered into a securities purchase agreement with an accredited investor (“Lender 9”) and issued an 8% convertible promissory note in the principal amount of $88,500 to the Lender 9 with a maturity date of February 10, 2022. On February 11, 2021, the Company received net proceeds in the amount of $85,000 as a result of $3,500 being paid to reimburse the Lender 9 for legal and due diligence fees incurred with respect to this securities purchase agreement and convertible promissory note. This convertible debenture converts at 62% of the lowest trading price during the 20 days prior to conversion. Due to the variable conversion provisions contained in the convertible promissory note, the Company accounted for this conversion feature as a derivative liability. In connection herewith, the Company recorded a derivative liability of $573,537, deferred financing costs of $3,500 and debt discount of $85,000. The deferred financing costs and debt discount were being amortized over the term of the note. During April 2021, the Company paid-off the aggregate balance of the convertible promissory note, including accrued interest and prepayment amount.

On February 18, 2021, the Company entered into a securities purchase agreement with an accredited investor (“Lender 10”) and issued an 8% convertible promissory note in the principal amount of $78,500 to the Lender 10 with a maturity date of February 18, 2022. On February 22, 2021, the Company received net proceeds in the amount of $75,000 as a result of $3,500 being paid to reimburse the Lender 10 for legal and due diligence fees incurred with respect to this securities purchase agreement and convertible promissory note. This convertible debenture converts at 62% of the lowest trading price during the 20 days prior to conversion. Due to the variable conversion provisions contained in the convertible promissory note, the Company accounted for this conversion feature as a derivative liability. In connection herewith, the Company recorded a derivative liability of $466,569, deferred financing costs of $3,500 and debt discount of $75,000. The deferred financing costs and debt discount were being amortized over the term of the note. During April 2021, the Company paid-off the aggregate balance of the convertible promissory note, including accrued interest and prepayment amount.

mPHASE TECHNOLOGIES, INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED JUNE 30, 2021 AND 2020

NOTE 10: Convertible Debt Arrangements (continued)

Evergreen Agreement

On April 6, 2021, the Company entered into a Securities Purchase Agreement (“Agreement”) with Evergreen Capital Management LLC (the “Investor”), pursuant to which the Company sold to the Investor an aggregate of up to $2,040,000 in aggregate subscription amount of notes and warrants to purchase an aggregate of 11,730,000 shares of Common Stock in two (2) tranches (each a “Tranche”), with the first Tranche of $1,540,000 in subscription amount of notes (to purchase an aggregate of $1,771,000 in principal amount of notes) and warrants to purchase an aggregate of 8,855,000 shares of Common Stock being closed on upon execution of this Agreement. The closing for the second Tranche of $500,000 in subscription amount of notes (to purchase an aggregate of $575,000 in principal amount of notes) and warrants to purchase an aggregate of 2,875,000 shares of Common Stock will occur within three (3) business days after the later of (i) the filing by the Company of a Registration Statement on Form S-1 for the sale of common stock that will be listed on a national securities exchange, or (ii) the thirtieth (30th) day following the closing of the first Tranche. The first and second Tranches closed and funded on April 6, 2021 and May 3, 2021, respectively.

The Notes mature on April 6, 2022 and May 3, 2022, bears interest at the rate of 5% per annum and is convertible at any time upon the option of the Investor into shares of Common Stock at a conversion price equal to $0.20 per share or, upon the occurrence and during the continuance of an Event of Default (as defined in the Note), if lower, at a conversion price equal to 75% of the lowest daily VWAP of the Common Stock during the 20 consecutive trading days immediately preceding the applicable conversion date. The Company has the right to prepay all or any portion of the outstanding balance of the Note in an amount equal to 115% or 120%, depending on whether such repayment is made before November 5, 2021 or after November 5, 2021, respectively, multiplied by the portion of the outstanding balance to be prepaid. The Company is required to prepay all or any portion of the outstanding balance of the Note upon the occurrence of a Qualified Financing (as defined in the Note). If at any time while the Note is outstanding, the Company completes any single Future Transaction (as defined in the Note), the Investor may, in its sole discretion, elect to apply all, or any portion, of the then outstanding principal amount of this Note and any accrued but unpaid interest, as purchase consideration for such Future Transaction.

The Warrants are exercisable at a purchase price of $0.20 per share at any time on or prior to April 6, 2025 and May 3, 2025, and may be exercised on a cashless basis, beginning on the six-month anniversary of the Effective Date, if the shares of Common Stock underlying the Warrants are not then registered under the Securities Act of 1933, as amended (the “Securities Act”). The Investor will not have the right to exercise the Warrants if the Investor, together with its affiliates, would beneficially own in excess of 4.99% of the number of shares of the Common Stock outstanding immediately after giving effect to its conversion and under no circumstances may exercise the Warrants if the Investor, together with its affiliates, would beneficially own in excess of 9.99% of the number of shares of the Common Stock outstanding immediately after giving effect to its exercise.

The SPA contains customary representations, warranties and agreements by the Company, customary conditions to closing, indemnification obligations of the Company, other obligations of the parties thereto, and termination provisions.

In connection herewith, the Company recorded an original issue discount of $306,000 and deferred financing costs of $42,500. The original issue discount and deferred financing costs are being amortized over the term of the note. At June 30, 2021, the aggregate balance of the convertible promissory note and accrued interest was $2,346,000 and $25,596, respectively. At June 30, 2021, the aggregate balance of the convertible promissory note, net of original issue discount and deferred financing costs was $2,073,992.

mPHASE TECHNOLOGIES, INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED JUNE 30, 2021 AND 2020

NOTE 10: Convertible Debt Arrangements (continued)

Investors’ Agreement

On May 4, 2021, the Company entered into a Securities Purchase Agreement (the “SPA”) with two accredited investors (the “Investors”), pursuant to which the Company sold to the Investors an aggregate of up to $2,550,000 in Aggregate Subscription Amount of Notes and Warrants to acquire an aggregate of 15,000,000 shares of Common Stock in two tranches (each a “Tranche”), with the first Tranche of $1,924,999 in subscription Amount of Notes (to sell an aggregate of $2,264,706 in principal amount of Notes) and Warrants to acquire an aggregate of 11,323,529, shares of Common Stock being closed on upon execution of the SPA. The closing for the second tranche for $625,001 in Subscription Amount Notes (to sell an aggregate of $735,294 in principal amount of Notes) and Warrants to acquire an aggregate of 3,676,471 shares of Common Stock will occur within three (3) business days after the later of (i) the filing of a Registration Statement on Form S-1 for the sale of Common Stock that will be listed on a national securities exchange or (ii) the thirtieth (30th) day following the closing of the first Tranche. The first and second Tranches closed and funded on May 3, 2021 and June 30, 2021, respectively.

The Notes mature on May 4, 2022 and June 30, 2022, bear interest at the rate of 5% per annum and are convertible at any time upon the option of the Investors into shares of Common Stock at a conversion price equal to $0.20 per share. The Company has the right to prepay all or any portion of the outstanding balance of the Notes in an amount equal to 115% or 120%, depending on whether such repayment is made before November 5, 2021 or after November 5, 2021, respectively, multiplied by the portion of the outstanding balance to be prepaid.

The Warrants are exercisable at a purchase price of $0.20 per share at any time on or prior to May 4, 2025 and June 30, 2025, and may be exercised on a cashless basis, beginning on the six-month anniversary of the Effective Date, if the shares of Common Stock underlying the Warrants are not then registered under the Securities Act of 1933, as amended (the “Securities Act”).

The SPA contains customary representations, warranties and agreements by the Company, customary conditions to closing, indemnification obligations of the Company, other obligations of the parties thereto, and termination provisions.

In connection herewith, the Company recorded an original issue discount of $419,664 and deferred financing costs of $10,000. The original issue discount and deferred financing costs are being amortized over the term of the note. At June 30, 2021, the aggregate balance of the convertible promissory note and accrued interest was $2,797,795 and $18,377, respectively. At June 30, 2021, the aggregate balance of the convertible promissory note, net of original issue discount and deferred financing costs was $2,424,877.

During the year ended June 30, 2021, the Company paid-off a total of 12 outstanding convertible promissory notes with an aggregate balance, including accrued interest and prepayment amount of $1,542,270.

At June 30, 2021 and June 30, 2020, there was $5,143,795 and $565,000 of convertible notes payable outstanding, net of discounts of $3,157,759 and $375,359, respectively.

During the year ended June 30, 2021 and 2020, amortization of original issue discount, deferred financing costs, and debt discounts amounted to $2,032,516 and $899,491, respectively.

During the years ended June 30, 2021 and 2020, $1,596,888 and $477,763, respectively, of convertible notes, including fees and interest, were converted into 20,716,750 and 5,872,362, respectively, shares of the Company’s Common Stock.

At June 30, 2021, the Company was in compliance with the terms of the Accredited Investors convertible promissory notes.

mPHASE TECHNOLOGIES, INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED JUNE 30, 2021 AND 2020

NOTE 10: Convertible Debt Arrangements (continued)

Notes payable under convertible debt and debenture agreements, net is comprised of the following:

	June 30,
	2021	2020
JMJ Financial	$109,000	$109,000
Accredited Investors	5,148,795	565,000
Unamortized OID, deferred financings costs, and debt discounts	(3,157,759)	(375,359)
Total convertible debt arrangements, net	$2,100,036	$298,641

At June 30, 2021 and 2020, the outstanding balances are reflected as current liabilities within our consolidated balance sheets. At June 30, 2021 and 2020, accrued interest on these convertible notes of $162,271 and $116,619, respectively, is included within accrued expenses of the consolidated balance sheets.